Affiliated Companies and Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Financial Information for Affiliated Companies Accounted for by Equity Method

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Current assets	¥9,112,895	¥9,634,769	$102,443
Noncurrent assets	6,914,208	8,495,078	90,325

Total assets	¥16,027,103	¥18,129,847	$192,768

Current liabilities	¥5,847,495	¥6,366,002	$67,687
Long-term liabilities and noncontrolling interests	4,032,045	4,541,328	48,286
Affiliated companies accounted for by the equity method shareholders’ equity	6,147,563	7,222,517	76,795

Total liabilities and shareholders’ equity	¥16,027,103	¥18,129,847	$192,768

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	¥1,914,129	¥2,102,584	$22,356

Number of affiliated companies accounted for by the equity method at end of period	57	56

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Net revenues	¥21,874,143	¥22,211,233	¥24,242,046	$257,757

Gross profit	¥2,342,706	¥2,297,660	¥2,620,892	$27,867

Net income attributable to affiliated companies accounted for by the equity method	¥641,771	¥554,983	¥705,249	$7,499

Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	¥215,016	¥197,701	¥231,519	$2,461

Entities Comprising Significant Portion of Toyota's Investment in Affiliated Companies and Percentage of Ownership

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

	Percentage of ownership
	March 31,
Name of affiliated companies	2012	2013
Denso Corporation	24.9%	24.9%
Toyota Industries Corporation	24.8%	24.8%
Aisin Seiki Co., Ltd.	23.4%	23.4%
Toyota Tsusho Corporation	22.1%	22.1%
Toyoda Gosei Co., Ltd.	43.1%	43.0%

Account Balances and Transactions with Affiliated Companies

Account balances and transactions with affiliated companies are presented below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Trade accounts and notes receivable, and other receivables	¥283,497	¥252,708	$2,687
Accounts payable and other payables	707,955	592,027	6,295

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Net revenues	¥1,612,397	¥1,536,326	¥1,926,854	$20,488
Purchases	3,655,185	3,785,284	4,020,138	42,745